QM ATR Data
Run Date - 07/20/2023 11:01:47 AM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	Lender Application Date	GSE Eligible	ATR/QM Total Points and Fees	Rate Lock Date	APR	Borrower Employment Indicator	Co Borrower Employment Indicator	Borrower Foreign National Indicator	Co Borrower Foreign National Indicator	Residual Income to Qualify?	ATR/QM Residual Income
1470976	29233053	29233053	Non-QM	No	XXXXXXXXXX	No	$13,733.75	03/02/2023	10.436%	Employed		US Citizen		No